Annual Fund Operating Expenses - Gabelli High Income ETF [Member]	Oct. 21, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	0.55%	[3]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The investment advisory agreement between Gabelli ETFs Trust (the “Trust”) and Gabelli Funds, LLC (the “Adviser”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses, and any extraordinary expenses.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive the Fund’s management fee of 0.55% for at least one year from the effective date of the Fund’s registration statement, and this arrangement cannot be terminated by the Fund or the Adviser before such time. The Adviser is not permitted to recoup any such waived fees.